Consolidated Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Statement of Financial Position [Abstract]
Serial preferred stock, par value	$ 0.50	$ 0.50
Serial preferred stock, authorized	3,000,000	3,000,000
Serial preferred stock, issued	0	0
Common stock, par value	$ 0.50	$ 0.50
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	181,046,128	181,046,128
Treasury shares, shares	31,757,604	31,415,530